OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2013
OTHER INTANGIBLE ASSETS, NET
NOTE 7:-	OTHER INTANGIBLE ASSETS, NET

a.	Other intangible assets, net:

	December 31,
	2013	2012
Cost:
Patents	$639	$639
Developed technology	4,890	4,890
Customer related intangible	18,723	16,947
Backlog	205	-
Reacquired rights	210	-
Non-competition agreement	251	-
Brand name	4,683	4,514
	29,601	26,990
Accumulated amortization:
Patents	639	639
Developed technology (see note 2i)	4,890	4,890
Customer related intangible	16,873	15,514
Backlog	17	-
Reacquired rights	111	-
Non-competition agreement	22	-
Brand name	4,114	3,705
	26,665	24,748

Amortized cost	$2,936	$2,242

b.	Amortization and impairment expenses for the years ended December 31, 2013 were $967, in 2012 $ 2,168 from continuing operation and $349 from discontinued operation, and in 2011 $ 2,799.

c.	Estimated amortization expenses for the years ending:

December 31,

2014	906
2015	766
2016	925
2017	176
2018	163

$2,936